Related Party Transactions (Details) - Schedule of Key Management Personnel for Employment Services - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Officers:
Officers management	$ 534,874	$ 1,258,838	$ 527,004
Directors:
Directors employment services	304,242	168,231	55,316
Payroll and other short-term benefits [Member]
Officers:
Officers management		32,533	297,188
Consulting fees [Member]
Officers:
Officers management	410,066	453,519	49,820
Share based compensation [Member]
Officers:
Officers management	124,808	772,786	179,996
Directors:
Directors employment services	121,981	43,485	17,218
Directors’ fees [Member]
Directors:
Directors employment services	$ 182,261	$ 124,746	$ 38,098